Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Tax Expense
Table 22.1 presents the components of income tax expense.

Table 22.1: Income Tax Expense

	Year ended December 31,
(in millions)	2017	2016	2015
Current:
Federal	$3,507	6,712	10,822
State and local	561	1,395	1,669
Foreign	183	175	139
Total current	4,251	8,282	12,630
Deferred:
Federal	156	1,498	(2,047)
State and local	564	296	(235)
Foreign	(54)	(1)	17
Total deferred	666	1,793	(2,265)
Total	$4,917	10,075	10,365

Net Deferred Tax Liability
The tax effects of our temporary differences that gave rise to significant portions of our deferred tax assets and liabilities are presented in Table 22.2.

Table 22.2: Net Deferred Tax Liability

	Dec 31,	Dec 31,
(in millions)	2017	2016
Deferred tax assets
Allowance for loan losses	$2,816	4,374
Deferred compensation and employee benefits	2,377	4,045
Accrued expenses	722	1,022
PCI loans	1,057	1,762
Net unrealized losses on investment securities	—	707
Net operating loss and tax credit carry forwards	341	391
Other	409	1,307
Total deferred tax assets	7,722	13,608
Deferred tax assets valuation allowance	(397)	(280)
Deferred tax liabilities
Mortgage servicing rights	(3,421)	(5,292)
Leasing	(4,084)	(4,522)
Mark to market, net	(5,816)	(5,511)
Intangible assets	(539)	(1,001)
Net unrealized gains on investment securities	(55)	—
Insurance reserves	(750)	(1,588)
Other	(821)	(2,465)
Total deferred tax liabilities	(15,486)	(20,379)
Net deferred tax liability (1)	$(8,161)	(7,051)

(1)	The net deferred tax liability is included in accrued expenses and other liabilities.

Effective Income Tax Expense and Rate
Table 22.3 reconciles the statutory federal income tax expense and rate to the effective income tax expense and rate. Our effective tax rate is calculated by dividing income tax expense by income before income tax expense less the net income from noncontrolling interests.

Table 22.3: Effective Income Tax Expense and Rate

	December 31,
	2017		2016		2015
(in millions)	Amount	Rate	Amount	Rate	Amount	Rate
Statutory federal income tax expense and rate	$9,485	35.0%	$11,204	35.0%	$11,641	35.0%
Change in tax rate resulting from:
State and local taxes on income, net of federal income tax benefit	926	3.4	1,004	3.1	1,025	3.1
Tax-exempt interest	(812)	(3.0)	(725)	(2.2)	(641)	(1.9)
Tax credits	(1,419)	(5.2)	(1,251)	(3.9)	(1,108)	(3.3)
Non-deductible accruals	1,320	4.9	81	0.3	25	0.1
Tax reform	(3,713)	(13.7)	—	—	—	—
Other	(870)	(3.3)	(238)	(0.8)	(577)	(1.8)
Effective income tax expense and rate	$4,917	18.1%	$10,075	31.5%	$10,365	31.2%

Change in Unrecognized Tax Benefits
Table 22.4 presents the change in unrecognized tax benefits.

Table 22.4: Change in Unrecognized Tax Benefits

	Year ended December 31,
(in millions)	2017	2016
Balance at beginning of year	$5,029	4,806
Additions:
For tax positions related to the current year	367	284
For tax positions related to prior years	158	177
Reductions:
For tax positions related to prior years	(319)	(127)
Lapse of statute of limitations	(48)	(27)
Settlements with tax authorities	(20)	(84)
Balance at end of year	$5,167	5,029